As filed with the Securities and Exchange Commission on July 1, 2013

1933 Act Registration No. 333-186318

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes.)

LKCM FUNDS

(Exact name of registrant as specified in charter)

c/o Luther King Capital Management

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 332-3235

Jacob D. Smith, Esq.

Chief Financial Officer and Chief Compliance Officer

LKCM Funds

301 Commerce Street, Suite 1600

Fort Worth, Texas 76102

(Name and Address of Agent for Service)

Copy to:

Kathy K. Ingber, Esq.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

LKCM FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – Combined Proxy Statement and Prospectus*

Part B – Statement of Additional Information*

Part C – Other Information

Signature Page

Exhibit Index

Exhibits

*	Previously filed in the Registrant’s Registration Statement on Form N-14, SEC File No. 333-186318, on March 1, 2013, and subsequently filed in definitive form pursuant to Rule 497 on March 12, 2013.

EXPLANATORY NOTE

The sole purpose of this post-effective amendment is to include in the Registration Statement: Exhibit 12 – Opinion of Counsel on Tax Matters for the reorganization of Armstrong Associates, Inc. into the Institutional Class of the LKCM Equity Fund, a series of LKCM Funds.

PART C: OTHER INFORMATION

Item 15. Indemnification

The response to this item is incorporated herein by reference to Item 30 of the Registrant’s Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2013. (File Nos. 033-75116; 811-08352)

Item 16. Exhibits

(1)	(a)	Certificate of Trust[9]

	(b)	Amended Agreement and Declaration of Trust[1]

(2)		By-laws[1]

(3)		Voting Trust Agreements – not applicable

(4)		Agreement and Plan of Reorganization and Dissolution[8]

(5)		Rights of holders of securities being registered are contained in Articles IV, V, VI and VII of the Registrant’s Amended Agreement and Declaration of Trust and Article 9 of the Registrant’s By-laws

(6)		Form of Investment Advisory Agreement dated June 21, 1994[2]

(7)	(a)	Amended and Restated Distribution Agreement between LKCM Funds, Luther King Capital Management Corporation and Quasar Distributors, LLC[3]

	(b)	Amendment to the Amended and Restated Distribution Agreement[5]

(8)		Bonus, profit sharing or pension plans – not applicable

(9)	(a)	Amended and Restated Custody Agreement between LKCM Funds and U.S. Bank National Association, dated November 17, 2009[4]

	(b)	Amendment to the Amended and Restated Custody Agreement[5]

(10)	(a)	Rule 18f-3 Multiple Class Plan[5]

	(b)	LKCM Fund Distribution Plan: Balanced Fund, and Fixed Income Fund, and Institutional Classes of the Small Cap Equity Fund, Small-Mid Cap Equity Fund and Equity Fund[5]

	(c)	LKCM Fund Distribution Plan: Adviser Class of Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Aquinas Funds[5]

(11)		Opinion of Counsel as to the Legality of Shares Being Registered [7]

(12)		Opinion of Counsel on Tax Matters – (filed herewith)

(13)		Other Material Contracts

	(a)	Amended and Restated Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009[6]

	(b)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated February 22, 2011[5]

	(c)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated September 1, 2012[9]

	(d)	Amended and Restated Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009[6]

	(e)	Amendment to the Amended and Restated Fund Administration Servicing Agreement[5]

	(f)	Amended and Restated Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009[6]

	(g)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement[5]

(14)		Consent of Independent Registered Public Accounting Firm

	(a)	Consents of Travis Wolff LLP and Deloitte & Touche LLP[7]

	(b)	Consent of Deloitte & Touche LLP[8]

(15)		Financial statements omitted pursuant to Item 14(a)(1) – not applicable

(16)		Powers of Attorney – (filed herewith)

(17)		Other Exhibits

	(a)	Form of Proxy Card[7]

	(b)	Prospectus for Armstrong Associates, Inc., dated October 29, 2012[7]

	(c)	Statement of Additional Information for Armstrong Associates, Inc., dated October 29, 2012[7]

	(d)	Prospectus for the LKCM Equity Fund, dated May 1, 2012, as supplemented on November 30, 2012[7]

	(e)	Statement of Additional Information for the LKCM Equity Fund, dated May 1, 2012[7]

	(f)	Annual Report to Shareholders of Armstrong Associates, Inc. for the fiscal year ended June 30, 2012[7]

	(g)	Semi-Annual Report to Shareholders of Armstrong Associates, Inc. for the period ended December 31, 2012[8]

	(h)	Annual Report to Shareholders of the LKCM Equity Fund for the fiscal year ended December 31, 2011[7]

	(i)	Semi-Annual Report to Shareholders of the LKCM Equity Fund for the period ended June 30, 2012[7]

	(j)	Annual Report to Shareholders of the LKCM Equity Fund for the fiscal year ended December 31, 2012[8]

[1]	Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, filed on September 29, 2000.
[2]	Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, filed on October 15, 1997.
[3]	Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement of the Trust, filed on April 27, 2007.
[4]	Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement of the Trust, filed on July 8, 2005.
[5]	Incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement of the Trust, filed on April 29, 2011.
[6]	Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of the Trust, filed on February 26, 2010.
[7]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Trust, filed on January 31, 2013.
[8]	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of the Trust, filed on March 1, 2013.
[9]	Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of the Trust, filed previously via EDGAR on April 29, 2013.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Fort Worth and State of Texas on the 1st day of July 2013.

LKCM FUNDS

By:	/s/ J. Luther King Jr.
J. Luther King Jr.
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ J. Luther King, Jr.	Trustee, President and Chief	July 1, 2013
J. Luther King, Jr.	Executive Officer

H. Kirk Downey *	Chairman and Trustee	July 1, 2013
H. Kirk Downey

Richard J. Howell *	Trustee	July 1, 2013
Richard J. Howell

/s/ Larry J. Lockwood	Trustee	July 1, 2013
Larry J. Lockwood

/s/ Steven R. Purvis	Trustee and Vice President	July 1, 2013
Steven R. Purvis

Earle A. Shields, Jr. *	Trustee	July 1, 2013
Earle A. Shields, Jr.

/s/ Jacob D. Smith	Chief Financial Officer	July 1, 2013
Jacob D. Smith

*By	/s/ Jacob D. Smith
Jacob D. Smith

Attorney-in-fact pursuant to the Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99.12	Opinion of Counsel on Tax Matters

EX-99.16	Powers of Attorney